Consolidating Financial Statements - Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Consolidated net income (loss)	$ 9,242	$ (13,452)	$ (28,216)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	70,732	73,165	76,588
Asset impairment charges			3,287
Amortization of intangibles, contract costs, deferred financing costs and bond premium	9,875	11,588	13,010
Provision for doubtful accounts	359	215	69
Provision for inventory obsolescence	713	500	493
Non-cash share-based compensation expense	3,039	3,066	2,435
(Gain) loss on sales and disposals of equipment	(2,443)	(3,741)	(4,587)
Deferred income taxes	(17,875)	258	234
Interest on note receivable	(29)	(10)
Changes in operating assets and liabilities:
Accounts receivable	(5,732)	(11,171)	(2,668)
Inventories	670	(294)	(1,008)
Other operating assets	103	(5,538)	1,055
Accounts payable	(29)	1,851	2,297
Other operating liabilities	1,994	(1,715)	9,295
Net cash provided by operating activities	70,619	54,722	72,284
Cash flows from investing activities:
Medical equipment purchases	(46,512)	(56,417)	(57,780)
Property and office equipment purchases	(8,836)	(6,663)	(4,718)
Proceeds from disposition of property and equipment	3,852	10,204	12,492
Issuance of note receivable from officer	(936)	(983)
Acquisitions and refund of escrow	(2,692)	(15,795)	(2,600)
Net cash used in investing activities	(55,124)	(69,654)	(52,606)
Cash flows from financing activities:
Proceeds under senior secured credit facility	139,223	166,042	127,952
Payments under senior secured credit facility	(144,715)	(148,350)	(138,952)
Payments of principal under capital lease obligations	(6,308)	(6,330)	(7,343)
Payment of deferred financing costs		(109)	(1,382)
Holdback and earn-out payments related to acquisitions		(500)
Distributions to noncontrolling interests	(355)	(367)	(460)
Contributions from new members to limited liability company			70
Dividend and equity distribution payments		(24)	(38)
Purchases of noncontrolling interests			(25)
Proceed from exercise of parent company stock options	93	87
Contribution from Parent	1,900
Change in book overdrafts	(5,333)	4,483	500
Net cash (used in) provided by financing activities	(15,495)	14,932	(19,678)
Net change in cash and cash equivalents	0	0	0
Cash and cash equivalents at the beginning of period	0	0	0
Cash and cash equivalents at the end of period	0	0	0
Consolidating Adjustments
Cash flows from operating activities:
Consolidated net income (loss)	(4,192)	(2,754)	(1,692)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in earnings of subsidiary	4,192	2,754	1,692
Changes in operating assets and liabilities:
Due from affiliates	2,584	(1,139)	444
Net cash provided by operating activities	2,584	(1,139)	444
Cash flows from financing activities:
Due to affiliates	(2,584)	1,139	(444)
Net cash (used in) provided by financing activities	(2,584)	1,139	(444)
Parent Issuer UHS | Reportable Legal Entities
Cash flows from operating activities:
Consolidated net income (loss)	9,242	(13,452)	(28,216)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	61,918	65,738	68,957
Asset impairment charges			3,287
Amortization of intangibles, contract costs, deferred financing costs and bond premium	4,744	8,063	9,638
Equity in earnings of subsidiary	(4,192)	(2,754)	(1,692)
Provision for doubtful accounts	347	141	(12)
Provision for inventory obsolescence	475	287	428
Non-cash share-based compensation expense	2,556	2,549	2,435
(Gain) loss on sales and disposals of equipment	(2,400)	(3,923)	(4,440)
Deferred income taxes	(16,130)	819	1,676
Interest on note receivable	(29)	(10)
Changes in operating assets and liabilities:
Accounts receivable	(4,638)	(9,655)	(2,112)
Due from affiliates	(2,584)	1,139	(444)
Inventories	479	(508)	(692)
Other operating assets	420	(4,871)	892
Accounts payable	622	2,608	642
Other operating liabilities	2,365	(1,840)	9,587
Net cash provided by operating activities	53,195	44,331	59,934
Cash flows from investing activities:
Medical equipment purchases	(38,434)	(47,957)	(51,166)
Property and office equipment purchases	(8,592)	(6,556)	(4,753)
Proceeds from disposition of property and equipment	3,789	10,147	12,267
Issuance of note receivable from officer	(936)	(983)
Acquisitions and refund of escrow	3,701	(15,795)
Net cash used in investing activities	(40,472)	(61,144)	(43,652)
Cash flows from financing activities:
Proceeds under senior secured credit facility	139,223	166,042	127,952
Payments under senior secured credit facility	(144,715)	(148,350)	(138,952)
Payments of principal under capital lease obligations	(4,735)	(4,792)	(6,211)
Payment of deferred financing costs		(109)	(1,382)
Dividend and equity distribution payments		(24)	(38)
Proceed from exercise of parent company stock options	93	87
Contribution from Parent	1,900
Change in book overdrafts	(4,489)	3,959	2,349
Net cash (used in) provided by financing activities	(12,723)	16,813	(16,282)
Subsidiary Guarantors | Reportable Legal Entities
Cash flows from operating activities:
Consolidated net income (loss)	4,192	2,754	1,692
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	8,814	7,427	7,631
Amortization of intangibles, contract costs, deferred financing costs and bond premium	5,131	3,525	3,372
Provision for doubtful accounts	12	74	81
Provision for inventory obsolescence	238	213	65
Non-cash share-based compensation expense	483	517
(Gain) loss on sales and disposals of equipment	(43)	182	(147)
Deferred income taxes	(1,745)	(561)	(1,442)
Changes in operating assets and liabilities:
Accounts receivable	(1,094)	(1,516)	(556)
Inventories	191	214	(316)
Other operating assets	(317)	(667)	163
Accounts payable	(651)	(757)	1,655
Other operating liabilities	(371)	125	(292)
Net cash provided by operating activities	14,840	11,530	11,906
Cash flows from investing activities:
Medical equipment purchases	(8,078)	(8,460)	(6,614)
Property and office equipment purchases	(244)	(107)	35
Proceeds from disposition of property and equipment	63	57	225
Acquisitions and refund of escrow	(6,393)		(2,600)
Net cash used in investing activities	(14,652)	(8,510)	(8,954)
Cash flows from financing activities:
Payments of principal under capital lease obligations	(1,573)	(1,538)	(1,132)
Holdback and earn-out payments related to acquisitions		(500)
Distributions to noncontrolling interests	(355)	(367)	(460)
Contributions from new members to limited liability company			70
Purchases of noncontrolling interests			(25)
Due to affiliates	2,584	(1,139)	444
Change in book overdrafts	(844)	524	(1,849)
Net cash (used in) provided by financing activities	$ (188)	$ (3,020)	$ (2,952)